COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Non-cancelable purchase commitments		$ 21,624
Office lease agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Pledged bank deposits		493
Bank guarantees related to lease agreements		$ 1,564
Loan and security agreement | Revolving Credit Facility
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum amount of borrow, repay and re-borrow	$ 50,000
Expiration period	3 years
Interest on borrowings	Prime Rate or 3.25%
Yearly fixed fee payment	$ 20